Consolidated Balance Sheets (CAD) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	72,887	4,749
Short term investments (note 1(e))	833	3,674
Accounts receivable net of allowance for doubtful accounts of $255 and $380 (note 22)	44,394	25,875
Due from related parties (note 15)	2,275	718
Prepaid expenses	5,620	3,546
Supplies and consumables inventory	2,714
Current portion of notes receivable	482	1,172
Current portion of deferred tax asset (note 14)	13,022	14,015
Current portion of tax receivable (note 14)	133
Current regulatory assets (note 8)	2,458
Assets, Current, Total	144,818	53,749
Long-term investments and notes receivable (note 5)	39,820	37,179
Deferred non-current income tax asset (note 14)	67,671	74,006
Property, plant and equipment (note 6)	945,956	761,740
Intangible assets (note 7)	55,269	73,886
Goodwill	9,710	995
Restricted cash (note 1(f))	4,693	3,564
Deferred financing costs	8,503	5,991
Non-current regulatory assets (note 8)	2,571	2,484
Other assets	3,577	3,355
Assets, Total	1,282,588	1,016,949
Current liabilities:
Accounts payable	8,382	2,182
Accrued liabilities	47,102	29,534
Current regulatory liabilities	2,469
Due to related parties (note 15)	1,795	1,534
Dividends payable	9,566	5,719
Current portion of long-term liabilities (note 9)	1,624	70,490
Current portion of other long-term liabilities (note 11)	1,037	420
Current portion of advances in aid of construction (note 1(o))	604	591
Current portion of derivative instruments (note 22)	2,935	2,338
Current income tax liability (note 14)	407	200
Current portion of deferred credit	6,314	11,020
Deferred income tax liability (note 14)	723	514
Liabilities, Current, Total	82,958	124,542
Long-term liabilities (note 9)	331,092	189,468
Convertible debentures (note 10)	122,297	181,760
Other long-term liabilities (note 11)	11,027	11,405
Advances in aid of construction (note 1(o))	74,547	54,524
Non-current regulatory liabilities (note 8)	19,184
Deferred non-current income tax liability (note 14)	53,231	79,442
Derivative instruments (note 22)	5,209	3,525
Deferred credits (note 14)	30,348	32,222
Equity (note 12):
Shareholders' capital	975,263	795,329
Additional paid-in capital	1,525	1,612
Deficit	(366,080)	(357,035)
Accumulated other comprehensive loss	(96,510)	(99,845)
Total Equity attributable to shareholders of Algonquin Power and Utilities Corp.	514,198	340,061
Non-controlling interest (note 3(a) )	38,497
Total Equity	552,695	340,061
Commitments and contingencies (note 18)
Liabilities and Equity, Total	1,282,588	1,016,949